Fair Value Measurement - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, assets, Level 1 to Level 2 transfers, amount	$ 0	$ 0	$ 0	$ 0	$ 0
Fair value, assets, Level 2 to Level 1 transfers, amount	0	0	0	0	0
Fair value, liabilities, Level 1 to Level 2 transfers, amount	0	0	0	0	0
Fair value, liabilities, Level 2 to Level 1 transfers, amount	0	0	0	0	0
Fair value, measurement with unobservable inputs reconciliation, liability, transfers into Level 3	0	0		0	0
Fair Value, measurement with unobservable inputs reconciliation, liability, transfers out of Level 3	0	0		$ 0	$ 0
Tax Receivable Agreement Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability balance	581,000,000	618,000,000	$ 581,000,000
Federal, state and local income tax rate			26.04%
Seller Earnouts Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, contingent consideration, liability expected holding period			6 years 6 months 3 days
Liability balance	$ 135,000,000	$ 109,000,000	$ 135,000,000
Volatility | Seller Earnouts Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.45		0.45
Risk-free Interest Rate | Seller Earnouts Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.0140		0.0140
Measurement Input, Discount Rate [Member] | Tax Receivable Agreement Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.069		0.069